INCOME TAXES (Details) - CAD ($)	12 Months Ended
	Jan. 31, 2018	Jan. 31, 2017	Jan. 31, 2016
Income Taxes Details
Expected income tax recovery	$ (982,000)	$ 145,000	$ 161,065
Permanent differences	100,000	(46,000)	(35,857)
Changes in timing differences and other	459,000	(11,000)	(3,792)
Effect of foreign exchange changes on U.S. loss carry-forwards	(52,000)	(412,000)	559,063
Expired losses
Changes in unrecognized deferred income tax assets	(758,000)	(108,000)	(50,115)
Adjustments due to effective tax rate attributable to U.S. tax on subsidiaries	(517,000)	9,000	39,636
Total deferred income tax recovery (expense)	$ (1,750,000)	$ (423,000)	$ 670,000